Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following (in millions):

		December 31,
	Depreciable Life	2014	2013
Land and improvements	5-10 years
	(for improvements)	$5.1	$5.8
Buildings and improvements	5-40 years	52.8	53.0
Equipment	3-15 years	218.5	189.9

Total gross property, plant and equipment		276.4	248.7
Less: accumulated depreciation		(107.6)	(79.9)

Total property, plant and equipment, net		$168.8	$168.8